Options Granted under SGL Phantom Scheme (Detail) (Sibanye Gold Limited Phantom Share Scheme [Member])	12 Months Ended
Dec. 31, 2013
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	17,539,440
Exercised and released	(55,393)
Forfeited	(1,054,281)
Shares outstanding	16,429,766
Bonus Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	7,002,146
Exercised and released	(68,007)
Forfeited	(404,735)
Shares outstanding	6,529,404